Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Summary of Estimated Useful Lives For Current Period and Comparative Period

The estimated useful lives for the current period and comparative period are as follows:

	Useful life (years)	Average annual depreciation rate
Machinery and equipment	10	10%
Office furniture and equipment	10	10%
Computer equipment	3.3 – 4	30% - 25%
Transportation equipment	4 – 5	25% - 20%
Communication equipment	10 – 4 – 3.3	10% - 25% - 30%
Improvements on leased assets	10	10%

Summary of Amortization Periods For Current Period and Comparative Period

Amortization periods for the current and comparative period are as follows:

	Period (years)	Average annual amortization rate
Improvements to concession assets	12.5 – 20	8% - 5%
Airport concessions	18 – 25 – 49	5.5% - 4% - 2%
Rights to use airport facilities	10 – 49	10% - 2%
Other acquired rights	44 – 48	2%